Related party transactions (Details) - GBP (£) £ in Millions, shares in Millions			7 Months Ended	12 Months Ended
	Oct. 03, 2024	Mar. 21, 2024	Jul. 18, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions, outstanding balances
Number of shares repurchased during the period	60.5	102.0
Repurchase of shares	£ 230	£ 315
Dividends recognised as distributions to owners of parent				£ 570	£ 388	£ 11,930	[1]
Pfizer
Related party transactions, outstanding balances
Percentage of voting interests in reporting entity	15.00%
Pfizer
Related party transactions during period
Services, royalties, and other expense						(5)
Interest income						12
Dividend paid				165	124	£ 3,801
GSK companies
Related party transactions during period
Sales of goods			£ 91
Purchases of goods			(41)
Services, royalties, and other income			74
Services, royalties, and other expense			(135)
Interest income			30
Interest expense			(2)
Dividend paid			£ 8,129
Related party transactions, outstanding balances
Other amounts owing from related parties				£ 34	£ 32

[1]	In 2022, equity shareholders refers to GSK and Pfizer, which held equity interests of 68% and 32% in the Group respectively prior to the demerger as described in Note 1